May 4, 2016

United States Securities and Exchange Commission

Disclosure Review Office

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0506

Re:	C.M. Life Insurance Company

and its C.M. Multi-Account A

Post-Effective Amendment No. 17 to Registration Statement on Form N-4

Prospectus Title: MassMutual Artistry

File Nos. 333-95845, 811-08698

Class Identifier: C000021290

Dear Commissioners:

On behalf of C.M. Life Insurance Company (the “Depositor”) and its C.M. Multi-Account A (the “Registrant”), I hereby certify pursuant to Rule 497(j) under the Securities Act of 1933 (the “33 Act”) that:

•	the form of prospectus and statement of additional information that would have been filed pursuant to
Rule 497(c) under the 33 Act would not have differed from that contained in Post-Effective Amendment No. 17 (the “Most Recent Amendment”) to the above-referenced Registration Statement, which was filed on April 28, 2016 and became effective on May 1, 2016; and
•	the text of the Most Recent Amendment was filed electronically.

Sincerely,

/s/ James M. Rodolakis

James M. Rodolakis

Vice President & Senior Counsel

for Massachusetts Mutual Life Insurance Company